LONG-TERM INVESTMENT	12 Months Ended
Sep. 30, 2019
LONG-TERM INVESTMENT
LONG-TERM INVESTMENT

NOTE 8 – LONG-TERM INVESTMENT

The Company made an investment in Wenzhou Longlian Development Co., Ltd. ("Longlian") in 2011 by RMB 2,083,300 with equity percentage of 2.0833%. The principal activities of Longlian are property and infrastructure construction. As of September 30, 2019 and 2018, the Company carried this investment at its cost in the amount of $291,464 and $303,334, respectively. During 2018 fiscal year, the Company received a total of RMB 290,000 as dividend income from Longlian. During 2019 fiscal year, the Company received no dividend income from Longlian.